Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required under SEC rules adopted pursuant to the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain measurements of the Company's performance.

The following table sets forth the information of our NEOs, consisting of the Company's primary executive officer ("PEO") and primary financial officer ("PFO") for the fiscal years ended December 31, 2024, 2023 and 2022. The amounts represented under "compensation actually paid" ("CAP") are computed in accordance with SEC rules relative to Item 402(v) of Regulation S-K, and do not reflect the actual compensation paid or earned during each fiscal year. See footnotes (2) and (4) below for further information.

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Summary Compensation Table Total for Non-PEO NEOs($) (3)	Compensation Actually Paid to Non-PEO NEOs($) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (5)	Net Income (loss) ($) (000's)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$551,872	$557,697	$476,192	$477,357	$126	$4,599
2023	1,319,920	986,111	544,109	464,313	98	125
2022	2,220,964	3,272,760	707,954	774,159	126	(3,186)

____________

(1)	During all years, the PEO is Mr. Ballard and the Non-PEO NEO is Mr. Puhala (PFO).
(2)

Amounts in column (c) represent "compensation actually paid"("CAP"), computed under the definition of Item 402(v) of Regulation S-K; and do not represent the actual amount of compensation paid or earned during the applicable year. Accordingly, stock-based awards have been adjusted to reflect fair value based on the Company's stock price at either the end of the applicable year or at the vesting date, as opposed to the price at the date of grant under FASB ASC 718. The following is a detail of the adjustments, reconciling column (b) to column (c) on the above "Pay versus Performance" Table:

PEO Total Compensation Amount	$ 551,872	$ 1,319,920	$ 2,220,964
PEO Actually Paid Compensation Amount	$ 557,697	986,111	3,272,760
Adjustment To PEO Compensation, Footnote

Reconciliation of PEO Compensation Table (column (b)) to CAP (column (c))

Year	Executive	Per Summary Compensation Table ($)	Subtract Awards granted during FY, value under ASC 718 ($)	Add Awards granted @ Year-End Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Change in Value of Prior Vested Equity Awards ($)	Compensation Actually Paid ($)
2024	PEO	$551,872	$—	$—	$41,774	$(35,949)	$557,697
2023	PEO	1,319,920	(33,413)	33,413	(195,199)	(138,610)	986,111
2022	PEO	2,220,964	(958,764)	1,234,780	642,470	133,310	3,272,760

(3)	Amounts represent the compensation, computed for the Company's non-PEO named executive officer.
(4)

Amounts in column (e) represent "compensation actually paid"("CAP"), computed under the definition of Item 402(v) of Regulation S-K; and do not represent the actual amount of compensation paid or earned during the applicable year. For Column (e), the amount is based on the Company's non-PEO NEO. Accordingly, stock-based awards have been adjusted to reflect fair value based on the Company's stock price at either the end of the applicable year or at the vesting date, as opposed to the price at the date of grant under FASB ASC 718. The following is a detail of the adjustments, reconciling column (d) to column (e) on the above "Pay versus Performance" Table:

Non-PEO NEO Average Total Compensation Amount	$ 476,192	544,109	707,954
Non-PEO NEO Average Compensation Actually Paid Amount	$ 477,357	464,313	774,159
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of PFO Compensation Table (column (d)) to CAP (column (e))

Year	Executive	Per Summary Compensation Table ($)	Subtract Awards granted during FY, value under ASC 718 ($)	Add Awards granted @ Year-End Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Change in Value of Prior Vested Equity Awards ($)	Compensation Actually Paid ($)
2024	PFO	$476,192	$—	$—	$8,355	$(7,190)	$477,357
2023	PFO	544,109	(8,183)	8,183	(39,040)	(40,756)	464,313
2022	PFO	707,954	(191,755)	246,959	7,267	3,734	774,159

(5)

Represents the cumulative Total Shareholder Return on an initial fixed $100 value, computed as the difference between the Company's share price at the end of the applicable year and at the beginning of the measurement period (December 31, 2021).

Tabular List, Table

Tabular List of Most Important Performance Measure

The Company primarily uses the following financial performance to assess the Company's performance:

Most Important Performance Measure
Adjusted EBITDA

For additional information on our compensation see Elements of Compensation and Annual Cash Bonuses and Annual Non-equity Incentive Plan Compensation below.

Total Shareholder Return Amount	$ 126	98	126
Net Income (Loss)	$ 4,599,000	125,000	(3,186,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	33,413	1,234,780
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(33,413)	(958,764)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,774	(195,199)	642,470
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,949)	(138,610)	133,310
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	8,183	246,959
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(8,183)	(191,755)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,355	(39,040)	7,267
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,190)	$ (40,756)	$ 3,734